Long Term Debt (Details Textuals) - USD ($)			1 Months Ended	12 Months Ended
	Jun. 09, 2020	Jun. 08, 2020	Apr. 30, 2020	Jun. 30, 2020
Long Term Debt (Textual)
Default interest rate		15.00%
Principal portion of convertible debt	$ 1,000
Original issue discount percentage		12.00%
Convertible notes on issuance amount				$ 15,000,000
Conversion price percentage				80.00%
Conversion price				$ 11.50
Original issue discount on holders	$ 880
Face value of the notes		$ 1,700,000
Description of loan			The PPP Loan, from a lender in the aggregate amount of $2.2 million pursuant to the Paycheck Protection Program under the Coronavirus Aid, Relief, and Economic Security Act, or the CARES Act. The PPP Loan is evidenced by a promissory note dated April 21, 2020, the Note. The PPP Loan bears interest at a fixed rate of 1.0% per annum, with the first six months of interest deferred from the date of the Note, has an initial term of two years from the date of the Note, and is unsecured and guaranteed by the Small Business Administration. We may prepay up to 20% of the PPP Loan amount at any time prior to maturity with no prepayment penalties. We must pay all accrued interest if we prepay greater than 20% of the PPP Loan amount and the PPP Loan has been sold on the secondary market. The Note provides for customary events of default. The PPP Loan may be accelerated upon the occurrence of an event of default. The PPP Loan may be forgiven in accordance with the terms of the CARES Act. The principal amount of the PPP Loan not forgiven and accrued interest is to be repaid in 18 equal monthly installments beginning seven months from the date of the disbursement of the PPP Loan. We applied for the PPP Loan and received the proceeds from the PPP Loan prior to the issuance of the recent guidance from the United States Treasury Department and U.S. Small Business Administration on April 23, 2020. We are currently evaluating the impact this guidance has on Akerna and the PPP Loan.
Conversion price floor				1.92
Convertible Debt [Member]
Long Term Debt (Textual)
Conversion price				$ 11.50
Description of loan				The fair value of the Convertible Notes on issuance was recorded as $15.0 million. During the year ended June 30, 2020, the fair value of the Convertible Notes decreased by $0.8 million. Of the adjustment, a decrease of $0.1 million resulted from instrument-specific credit risk and was recognized as other comprehensive income and accumulated in equity and a decrease of $0.8 million was recognized as current period other expense in our consolidated statement of operations. As of June 30, 2020, the fair value of the Convertible Notes on our consolidated balance sheet was $14.1 million.